COMMITMENTS AND CONTINGENCIES (Details) - Standby letter of credit	9 Months Ended
Sep. 30, 2021 USD ($)
Other Commitments [Line Items]
Credit facility amount	$ 10,000,000
Extended term of letter of credit	1 year
Amount drawn under the credit	$ 0